Trade Accounts Receivable	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Receivables [Abstract]
Trade Accounts Receivable
5.	Trade Accounts Receivable

A detail of accounts receivable as of June 30, 2015 and December 31, 2014 is as follows (in thousands):

	June 30, 2015	December 31, 2014
Trade accounts receivable	$51,287	$40,985
Allowance for doubtful accounts	(1,584)	(1,391)
Receivables transferred	(429)	(873)
Receivables purchased	1,874	3,454

Trade accounts receivable, net	$51,148	$42,175

Bad debt expense was $0.2 million for the three and six months ended June 30, 2015 and was nil for the three and six months ended June 30, 2014.

As of June 30, 2015 and December 31, 2014, there remained a balance of $0.4 million and $0.9 million, respectively, in transferred receivables pursuant to the terms of the original agreement. The Company, from time to time, transfers to the third party certain of its accounts receivable payments on a non-recourse basis. For the three months ended June 30, 2015 and 2014, the Company received advanced payments of $0.5 million and $0.1 million, respectively. During the same time period, the Company transferred $2.1 million and $2.2 million of receivables, respectively. For the six months ended June 30, 2015 and 2014, the Company received advanced payments of $1.1 million and $0.3 million, respectively. During the same time period, the Company transferred $3.8 million and $3.8 million of receivables, respectively. Concurrently, upon collection of these transferred receivables, payment will be made to the transferee.

Athas Health, LLC (“Athas”) purchases receivables from physicians, at a discount, on a nonrecourse basis. The discount and purchase price vary by speciality. These purchased receivables are billed and collected by Athas, and Athas retains 100% of what is collected after paying the discounted purchase price. Following the transfer of the receivable, the transferor has no continued involvement and there are no restrictions on the receivables, and as such, these transfers of receivables are accounted for as sales transactions. Gross revenue from purchased receivables was $1.8 million and $4.3 million for the three and six months ended June 30, 2015, respectively. Revenue, net of the discounted purchase price, was $0.7 million and $1.9 million for the three and six months ended June 30, 2015, respectively. Accounts receivable for purchased receivables was $1.9 million as of June 30, 2015. Comparable prior period amounts are not presented, as Athas was acquired by Nobilis in December 2014.

7. Trade Accounts Receivable

A detail of accounts receivable as of December 31, 2014 and 2013 are as follows:

	2014	2013
Trade accounts receivable	$40,985	$10,431
Allowance for doubtful accounts	(1,391)	(1,384)
Receivables transferred	(873)	(766)
Receivables purchased	3,454	—

Trade accounts receivable, net	$42,175	$8,281

Trade receivables are non-interest bearing and are generally received within 30-90 days. Bad debt expense was nil for the years ended December 31, 2014 and 2013. The Company analyzed receivables and determined that there were no collectability issues on accounts receivable balances in the current period.

As of December 31, 2014 and 2013, there remained a balance of $0.9 million and $0.8 million, respectively, in accounts receivable of transferred receivables pursuant to the terms of the original agreement. The Company, from time to time, shall transfer to the third party certain of its accounts receivable payments on a non-recourse basis. For the years ended December 31, 2014 and 2013, advance payment of $1.3 million and $0.4 million was received by the Company. During the same period, $7.3 million and $2.5 million of receivables was transferred. Concurrently, upon collection of these transferred receivables, payment will be made to the transferee.

Athas purchases receivables from physicians, at a discount, on a nonrecourse basis. The discount and purchase price vary by speciality. These purchased receivables are billed and collected by Athas who retains 100% of what is collected after paying the discounted purchase price. Following the transfer of the receivable, the transferor has no continued involvement and there are no restrictions on the receivables, and as such, these transfers of receivables are accounted for as sales transactions. Gross revenue from purchased receivables was $1.6 million for the year ended December 31, 2014. Revenue, net of the discounted purchase price, was $0.9 million for the year ended December 31, 2014. Accounts receivable for purchased receivables was $3.5 million as of December 31, 2014.